Expense Example {- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund K PRO-09 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774